Basic and Diluted Earnings Per Share Information (Details) - Schedule of basic and diluted earnings per share (Parentheticals) - shares	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021
Schedule Of Basic And Diluted Earnings Per Share Abstract
Diluted earnings per share (ZAR)	19,290	15,240	15,650